Fees Summary	Oct. 19, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	33,013.62
Total Transaction Valuation	379,466,842.59
Total Offset Amount	0.00
Net Fee	$ 33,013.62
Offering Table N/A
Offset Table N/A	N/A